Related party transactions (FY)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related party transactions
Note 17 – Related party transactions

Management services

During the year ended December 31, 2019, the company paid $0.2 million for management services provided by an entity owned by a member of the board of directors.

Marketing services

A company controlled by a member of the board of directors provides online traffic acquisition marketing services for the Company. The Company incurred immaterial amounts for their services during the year ended December 31, 2020. During the year ended December 31, 2019, the Company incurred $0.2 million for their services. The service contract has a 30-day termination clause. As of December 31, 2020, the Company had no outstanding balance and as of December 31, 2019 the outstanding balance was $0.1 million, included in Accounts Payable in the Consolidated Balance Sheets.

Notes payable

The Company issued $1.4 million of subordinated convertible notes to a member of the board of directors during the year ended December 31, 2019, and $0.8 million of subordinated convertible notes to the same director during June 2020. The notes remain outstanding as of December 31, 2020. Interest related to the subordinated convertible notes was $0.2 million and less than $0.1 million for the years ended December 31, 2020 and 2019, respectively.

Halo transaction bonus and notes payable

The Company issued $0.1 million of subordinated convertible notes to an executive in satisfaction of a transaction bonus as per his employment agreement upon the close of the Halo Acquisition in December 2019. These convertible notes are outstanding as of December 31, 2020 and December 31, 2019.

Guarantor warrants

The Company issued a total of 6,500,000 warrants to three members of the board of directors as consideration for the Shareholder Guaranties related to the short term loan during the year ended December 31, 2019. The 6,500,000 warrants had a fair market value of $4.2 million as of the date of issuance.

On June 24, 2020, the Company issued a total of 2,000,000 warrants to three members of the board of directors in connection with the June 2020 Notes. On July 20, 2020, the Company issued a total of 500,000 warrants to three members of the board of directors in connection with the ABC Facility. See "Note 11 - Warrants" for additional information.